Stock Based Compensation Plan - Disclosure of number and weighted average exercise prices of other equity instruments (Details)	12 Months Ended
Dec. 31, 2025 shares $ / shares
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares outstanding, beginning balance (in shares) | shares	0
Number of shares granted (in shares) | shares	450,000
Number of shares vested (in shares) | shares	0
Number of shares forfeited (in shares) | shares	(13,000)
Shares outstanding, ending balance (in shares) | shares	437,000
Weighted average grant date fair value outstanding, begining balance (in usd per share) | $ / shares	$ 0
Weighted average grant date fair value granted (in usd per share) | $ / shares	14.11
Weighted average grant date fair value vested (in usd per share) | $ / shares	0
Weighted average grant date fair value forfeited (in usd per share) | $ / shares	14.07
Weighted average grant date fair value outstanding, ending balance (in usd per share) | $ / shares	$ 14.11
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares outstanding, beginning balance (in shares) | shares	0
Number of shares granted (in shares) | shares	169,000
Number of shares vested (in shares) | shares	0
Number of shares forfeited (in shares) | shares	(5,000)
Shares outstanding, ending balance (in shares) | shares	164,000
Weighted average grant date fair value outstanding, begining balance (in usd per share) | $ / shares	$ 0
Weighted average grant date fair value granted (in usd per share) | $ / shares	14.07
Weighted average grant date fair value vested (in usd per share) | $ / shares	0
Weighted average grant date fair value forfeited (in usd per share) | $ / shares	14.07
Weighted average grant date fair value outstanding, ending balance (in usd per share) | $ / shares	$ 14.07